Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - shares	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Purchase of treasury stock related to stock-based compensation, shares	161,000	88,000	248,000
Treasury stock repurchased, shares			2,020,000